Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021
Numerator:
Allocation of net loss, as adjusted	$ (43,995,000)
Common Class A [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Numerator:
Allocation of net loss, as adjusted		$ (3,520,953)	$ (20,077,260)
Denominator:
Basic and diluted weighted average shares outstanding		13,429,289	20,737,202
Basic and diluted net loss per ordinary share		$ (0.26)	$ (0.97)
Common Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Numerator:
Allocation of net loss, as adjusted		$ (1,340,237)	$ (5,019,315)
Denominator:
Basic and diluted weighted average shares outstanding		5,111,809	5,184,300
Basic and diluted net loss per ordinary share		$ (0.26)	$ (0.97)